WCM Focused Emerging Markets ex China Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 93.1%
	ARGENTINA — 2.5%
673	Globant S.A.*	$133,153
	BRAZIL — 8.2%
38,000	GPS Participacoes e Empreendimentos S.A.	129,953
5,200	Localiza Rent a Car S.A.	60,580
38	Localiza Rent a Car S.A.*	121
20,520	NU Holdings Ltd. - Class A*	148,770
9,700	Porto Seguro S.A.	50,733
9,800	TOTVS S.A.	52,640
		442,797
	INDIA — 16.1%
50,209	Bharat Electronics Ltd.	83,620
19,176	Campus Activewear Ltd.*	66,667
3,205	Divi's Laboratories Ltd.	145,317
13,971	ICICI Bank Ltd.	160,149
7,046	Kotak Mahindra Bank Ltd.	147,273
5,765	Muthoot Finance Ltd.	86,918
11,442	UPL Ltd.	84,911
1,368	WNS Holdings Ltd. - ADR*	93,653
		868,508
	INDONESIA — 4.9%
277,300	Bank Central Asia Tbk P.T.	158,342
277,500	Bank Mandiri Persero Tbk P.T.	108,181
		266,523
	MEXICO — 13.3%
30,100	Becle S.A.B. de C.V.	71,677
1,818	Fomento Economico Mexicano S.A.B. de C.V. - ADR	198,435
22,218	GMexico Transportes S.A.B. de C.V.	51,875
11,002	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	119,404
13,300	Qualitas Controladora S.A.B. de C.V.	99,936
14,300	Regional S.A.B. de C.V.	102,707
19,500	Wal-Mart de Mexico S.A.B. de C.V.	73,401
		717,435
	NETHERLANDS — 1.3%
721	BE Semiconductor Industries N.V.	70,888
	PERU — 0.9%
400	Credicorp Ltd.	51,188

WCM Focused Emerging Markets ex China Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	POLAND — 1.3%
846	Dino Polska S.A.*	$68,746
	SAUDI ARABIA — 7.4%
6,301	Aldrees Petroleum and Transport Services Co.	235,878
2,991	Bupa Arabia for Cooperative Insurance Co.	165,879
		401,757
	SOUTH AFRICA — 4.1%
3,076	Bid Corp. Ltd.	68,599
1,255	Capitec Bank Holdings Ltd.	113,765
3,047	Clicks Group Ltd.	41,624
		223,988
	SOUTH KOREA — 9.8%
8,892	Coupang, Inc.*	151,164
2,975	HPSP Co., Ltd.	66,301
6,139	Samsung Electronics Co., Ltd.	310,352
		527,817
	TAIWAN — 15.5%
5,633	Accton Technology Corp.	86,422
50	Advantech Co., Ltd.	534
2,300	Airtac International Group	69,880
2,266	King Slide Works Co., Ltd.	58,238
28	momo.com, Inc.	436
9,000	Nien Made Enterprise Co., Ltd.	86,405
9,000	Sinbon Electronics Co., Ltd.	90,216
22,487	Taiwan Semiconductor Manufacturing Co., Ltd.	366,678
14,600	Topco Scientific Co., Ltd.	76,736
		835,545
	THAILAND — 3.7%
1,212	Fabrinet*	201,943
	UNITED KINGDOM — 1.5%
33,967	Baltic Classifieds Group PLC	80,815
	UNITED STATES — 2.6%
549	EPAM Systems, Inc.*	140,374
	TOTAL COMMON STOCKS
	(Cost $5,111,439)	5,031,477

WCM Focused Emerging Markets ex China Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Principal Amount		Value
	SHORT TERM MONEY MARKETS — 7.7%
$417,040	UMB Bank Demand Deposit, 5.18%[1]	$417,039
	TOTAL SHORT TERM MONEY MARKETS
	(Cost $417,040)	417,039
	TOTAL INVESTMENTS — 100.8%
	(Cost $5,528,479)	5,448,516
	Liabilities in Excess of Other Assets — (0.8)%	(40,620)
	TOTAL NET ASSETS — 100.0%	$5,407,896

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.